Preferred Stock (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 01, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock stated value		$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of notes payable, shares	1,080,092
Debt instrument, principal amount	$ 255,681
Preferred stock stated value		0.25	0.25
Debt instrument, conversion price		$ 0.05	$ 0.05
Preferred stock voting rights description		The Series A Preferred Stock does not accrue dividends and ranks prior to the common stock upon a liquidation of the Company. The Series A Preferred Stock votes on all matters brought before the shareholders together with the Common stock as a single class and each share of Series A Preferred Stock has a number of votes, initially 5, equal to the number of shares of preferred stock into which it is convertible as of the record date for any vote.	The shares of Series A Preferred Stock have a stated value of $0.25 per share and are initially convertible into shares of common stock at a price of $0.05 per share (subject to adjustment upon the occurrence of certain events). The Series A Preferred Stock does not accrue dividends and ranks prior to the common stock upon a liquidation of the Company. The Series A Preferred Stock votes on all matters brought before the shareholders together with the Common stock as a single class and each share of Series A Preferred Stock has a number of votes, initially 5, equal to the number of shares of preferred stock into which it is convertible as of the record date for any vote.